Consolidated Statements of Operations - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Research and development expenses	£ (19,728)	£ (16,846)	£ (17,673)
Administrative expenses	(5,953)	(5,184)	(4,573)
Initial public offering related expenses			(1,794)
Net foreign exchange (losses) gains	(1,019)	2,902	(1,654)
Operating loss	(26,700)	(19,128)	(25,694)
Finance income	1,049	1,065	208
Loss before tax	(25,651)	(18,063)	(25,486)
Income tax credit	4,239	4,223	2,401
Loss for the year attributable to equity holders of the Company	£ (21,412)	£ (13,840)	£ (23,085)
Basic and diluted loss per share	£ (0.66)	£ (0.43)	£ (0.89)